Loans and financing	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Loans and financing
19.	Loans and financing

	Currency	Contractual interest rate - %	Effective interest rate - %	Maturity	12.31.2018	12.31.2017
Other currencies:
		5.05% to 6.38%	5.05% to 7.42%	2027 (i)	2,941.8	2,934.1
		0.63% to 5.37%	0.63% to 5.37%	2021	124.1	220.6
Working capital	US$	Libor 6M + 1.35% to 2.60%	Libor 6M + 1.35% to 2.60%	2027	219.8	119.1
		Libor 3M + 2.25%	Libor 3M + 2.25%	2026	—	220.20
	Euro	1.00% to 3.37%	1.00% to 3.37%	2026	19.6	14.0
Advances on foreign exchange contracts	US$	4.65%	4.65%	2018	—	3.1
		1.04% to 1.10%	1.04% to 1.10%	2035
Property, plant and equipment	US$	Libor 1M + 2.44% to 2.50%	Libor 1M + 2.44% to 2.50%	2037	55.8	58.1

					3,361.1	3,569.2

In local currency:		3.50% to 4.50%	3.50% to 4.50%	2023

Project development	R$	TJLP + 1.92% to 5.00%	TJLP + 1.92% to 5.00%	2022	248.0	396.0

Export Credit Note	R$	10.85% a 11.00%	10.85% a 11.00%	2019	38.5	233.1

					286.5	629.1

Total					3,647.6	4,198.3

Current portion					179.3	388.9
Non-current portion					3,468.4	3,809.6

(i)	Bonus Issue Guaranteed - Bonds

In October 2009, Embraer Overseas Limited issued US$ 500.0 thousand in guaranteed notes at 6.375% p.a., due on January 15, 2020. The operations are fully and unconditionally guaranteed by the Parent Company. Because Embraer Overseas Limited is a wholly owned subsidiary of Embraer S.A., whose objective is to perform financial operations.

Between August and September 2013, through its subsidiary Embraer Overseas Limited, Embraer S.A. made an offer to exchange existing bonds maturing in 2017 (settled in January 2017) and 2020 for “New Notes” maturing in 2023. In the case of bonds maturing in 2017 the exchange offer resulted in US$ 146.4 of the aggregate principal of existing notes and US$ 337.2 of the aggregate principal of the 2020 Notes, representing approximately 54.95% of the Notes exchanged. The total of the exchange offer, taking into account the effects of the exchange price on the negotiations and the total New Notes issued closed at approximately US$ 540.5 in principal at a rate of 5.696% p.a., maturing on September 16, 2023. The operations are fully and unconditionally guaranteed by the Parent Company.

In June 15, 2012, Embraer S.A. raised funds by issuing guaranteed notes, maturing on June 15, 2022, through an overseas offer of US$ 500.0 at a rate of 5.15% p.a.

In June 2015, the Company´s wholly-owned finance subsidiary Embraer Netherlands Finance B.V, which only performs financial operations, issued US$ 1,000 in Guaranteed Notes at 5.05% p.a., due on June 15, 2025, in an offering subsequently registered with the SEC. This operation is fully and unconditionally guaranteed by the Parent Company. Because Embraer Netherlands Finance B.V is a wholly owned subsidiary of Embraer S.A., whose objective is to perform financial operations, the transactions made by it are presented as third party transactions in the Parent Company Financial Statements.

In February 2017, Embraer Netherlands Finance B.V., Embraer S.A. subsidiary, issued a offering registered with the SEC of US$ 750.0 with an nominal interest rate of 5.40% p.a. maturing February 1, 2017. This operation is fully and unconditionally guaranteed by the Parent Company. Because Embraer Netherlands Finance B.V. is a wholly owned subsidiary of Embraer S.A., whose objective is to perform financial operations, the transactions made by it are presented as third party transactions in the Parent Company Financial Statements.

As of December 31, 2018, the movement and maturities of the long-term financing agreements are as follows:

	12.31.2018	12.31.2017	12.31.2016
Opening balance	3,584.4	3,704.4	4,229.9
Principal addition	124.0	940.0	620.5
Interest addition	218.0	192.7	195.7
Principal payment	(596.3)	(521.3)	(559.7)
Interest payment	(212.7)	(186.4)	(175.0)
Foreing exchange	530.2	68.9	(551.5)

Total	3,647.6	4,198.3	3,759.9

As of December 31, 2018, the maturity schedules of the long-term financing are:

Year
2020	237.0
2021	287.5
2022	519.5
2023	520.8
After 2023	1,903.6

3,468.4

19.1	Interest and guarantees

As of December 31, 2018, loans denominated in US dollars (91,6% of the total) are mainly subject to fixed interest rates. The weighted average rate was 5.27% p.a. (5,18% p.a. at December 31, 2017).

As of December 31, 2018, loans denominated in Reais (7,9% of the total) are subject to fixed interest rates or interest based on the Brazilian Long-term Interest Rate (“TJLP”) and CDI (Interbank Deposit Certificate). The weighted average rate at December 31, 2018 was 2.47% p.a. (3.72% p.a. at December 31, 2017).

As of December 31, 2018, financing in Euros (0.5% of the total) had a rate of 1.32% on December 31, 2017.

Real estate, machinery, equipment, commercial pledges and bank guarantees totaling US$ 339.4 as of December 31, 2018 (US$ 441.1 as of December 31, 2017) were provided as collateral for loans.

19.2	Restrictive clauses

The long-term financing agreements are subject to restrictive clauses, consistent with normal market practices, which establish control over the degree of leverage through the ratio of total consolidated indebtedness x EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization, as defined), as well as limits for debt service cover based on EBITDA x net financial expense. Agreements also include customary restrictions on the creation of new encumbrances on assets, significant changes in control of the Company, sale of assets.

As of December 31, 2018, the Company was in compliance with all the restrictive clauses.